Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000007348
Shareholder Report [Line Items]
Fund Name	UBS Government Money Market Investments Fund
Class Name	Class P
Trading Symbol	PCEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,847,937,634
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,847,937,634
# of Portfolio Holdings	62

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	5.8%
Repurchase agreements	32.2%
U.S. Treasury obligations	62.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp.,State Street Bank & Trust Co. Repurchase Agreement, 4.340%, due 02/03/25	29.6%
U.S. Treasury Floating Rate Notes, 4.485%, due 02/04/25	3.3
U.S. Treasury Floating Rate Notes, 4.390%, due 02/04/25	2.8
Goldman Sachs & Co. Repurchase Agreement, 4.340%, due 02/03/25	2.6
Federal Farm Credit Banks Funding Corp., 4.480%, due 02/03/25	2.3

Material Fund Change [Text Block]
C000007350
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class A
Trading Symbol	PFXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 174,172,762
Holdings Count | Holding	1,088
InvestmentCompanyPortfolioTurnover	508.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$174,172,762
# of Portfolio Holdings	1,088
Portfolio Turnover Rate	508%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term U.S. treasury obligations	1.0%
Investment companies	1.3%
Asset-backed securities	9.5%
Mortgage-backed securities	18.0%
U.S. government agency obligations	176.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	23.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.9
Government National Mortgage Association, TBA, 3.000%	10.9
Government National Mortgage Association, TBA, 2.000%	7.7
Uniform Mortgage-Backed Security, TBA, 2.500%	7.7

Material Fund Change [Text Block]
C000007349
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 174,172,762
Holdings Count | Holding	1,088
InvestmentCompanyPortfolioTurnover	508.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$174,172,762
# of Portfolio Holdings	1,088
Portfolio Turnover Rate	508%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term U.S. treasury obligations	1.0%
Investment companies	1.3%
Asset-backed securities	9.5%
Mortgage-backed securities	18.0%
U.S. government agency obligations	176.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	23.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.9
Government National Mortgage Association, TBA, 3.000%	10.9
Government National Mortgage Association, TBA, 2.000%	7.7
Uniform Mortgage-Backed Security, TBA, 2.500%	7.7

Material Fund Change [Text Block]
C000007355
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Intermediate Fixed Income Investments
Class Name	Class A
Trading Symbol	PIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 200,298,301
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$200,298,301
# of Portfolio Holdings	245
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. Treasury obligations	6.4%
Mortgage-backed securities	10.8%
Loan assignments	13.6%
Asset-backed securities	21.7%
Corporate bonds	41.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.500%, due 09/30/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Credit Acceptance Auto Loan Trust, Class C, 8.450%, due 02/15/33	1.2
SBA Tower Trust, 6.599%, due 01/15/28	1.2

Material Fund Change [Text Block]
C000007354
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Intermediate Fixed Income Investments
Class Name	Class P
Trading Symbol	PCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 200,298,301
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$200,298,301
# of Portfolio Holdings	245
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. Treasury obligations	6.4%
Mortgage-backed securities	10.8%
Loan assignments	13.6%
Asset-backed securities	21.7%
Corporate bonds	41.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.500%, due 09/30/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Credit Acceptance Auto Loan Trust, Class C, 8.450%, due 02/15/33	1.2
SBA Tower Trust, 6.599%, due 01/15/28	1.2

Material Fund Change [Text Block]
C000007360
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategic Fixed Income Investments
Class Name	Class A
Trading Symbol	PBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 422,233,059
Holdings Count | Holding	1,419
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$422,233,059
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	130%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.2%
Mortgage-backed securities	10.8%
U.S. Treasury obligations	12.0%
Asset-backed securities	15.5%
Corporate bonds	44.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.250%, due 05/15/42	2.0%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.9
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
U.S. Treasury Notes, 3.500%, due 09/30/29	1.5
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

Material Fund Change [Text Block]
C000007359
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategic Fixed Income Investments
Class Name	Class P
Trading Symbol	PCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 422,233,059
Holdings Count | Holding	1,419
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$422,233,059
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	130%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.2%
Mortgage-backed securities	10.8%
U.S. Treasury obligations	12.0%
Asset-backed securities	15.5%
Corporate bonds	44.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.250%, due 05/15/42	2.0%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.9
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
U.S. Treasury Notes, 3.500%, due 09/30/29	1.5
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

Material Fund Change [Text Block]
C000007365
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Municipal Fixed Income Investments
Class Name	Class A
Trading Symbol	PMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 168,354,194
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$168,354,194
# of Portfolio Holdings	108
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Indiana	6.2%
New York	7.3%
Illinois	9.1%
Pennsylvania	10.1%
Texas	11.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.7%
Indiana Finance Authority, Indiana University Health, Inc., 2.250%, due 12/01/58	3.1
Michigan State Strategic Fund Improvement Project, 5.000%, due 06/30/32	2.0
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.0
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7

Material Fund Change [Text Block]
C000007364
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Municipal Fixed Income Investments
Class Name	Class P
Trading Symbol	PCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 168,354,194
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$168,354,194
# of Portfolio Holdings	108
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Indiana	6.2%
New York	7.3%
Illinois	9.1%
Pennsylvania	10.1%
Texas	11.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.7%
Indiana Finance Authority, Indiana University Health, Inc., 2.250%, due 12/01/58	3.1
Michigan State Strategic Fund Improvement Project, 5.000%, due 06/30/32	2.0
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.0
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7

Material Fund Change [Text Block]
C000007370
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Fixed Income Investments
Class Name	Class A
Trading Symbol	PWFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 169,446,587
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$169,446,587
# of Portfolio Holdings	420
Portfolio Turnover Rate	62%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Mortgage-backed securities	2.6%
U.S. Treasury obligations	4.7%
U.S. government agency obligations	15.4%
Non-U.S. government agency obligations	35.2%
Corporate bonds	36.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

China Government Bonds, 2.120%, due 06/25/31	5.0%
China Government Bonds, 2.280%, due 03/25/31	4.2
U.S. Treasury Notes, 4.250%, due 12/31/26	3.0
Federal National Mortgage Association, 3.500%, due 04/01/52	2.2
Federal Home Loan Mortgage Corp., 5.500%, due 05/01/53	2.1

Material Fund Change [Text Block]
C000007369
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 169,446,587
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$169,446,587
# of Portfolio Holdings	420
Portfolio Turnover Rate	62%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Mortgage-backed securities	2.6%
U.S. Treasury obligations	4.7%
U.S. government agency obligations	15.4%
Non-U.S. government agency obligations	35.2%
Corporate bonds	36.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

China Government Bonds, 2.120%, due 06/25/31	5.0%
China Government Bonds, 2.280%, due 03/25/31	4.2
U.S. Treasury Notes, 4.250%, due 12/31/26	3.0
Federal National Mortgage Association, 3.500%, due 04/01/52	2.2
Federal Home Loan Mortgage Corp., 5.500%, due 05/01/53	2.1

Material Fund Change [Text Block]
C000016533
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name	Class A
Trading Symbol	PHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 178,030,587
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

Material Fund Change [Text Block]
C000016537
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name	Class P
Trading Symbol	PHYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 178,030,587
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

Material Fund Change [Text Block]
C000228113
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name	Class P2
Trading Symbol	PHDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 178,030,587
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

Material Fund Change [Text Block]
C000008145
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Value Equity Investments
Class Name	Class A
Trading Symbol	PCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 782,971,172
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$782,971,172
# of Portfolio Holdings	124
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	6.9%
Information Technology	8.1%
Industrials	9.4%
Health Care	15.8%
Financials	27.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	3.8%
Alphabet, Inc., Class A	2.5
Citigroup, Inc.	2.3
American International Group, Inc.	2.2
Bank of New York Mellon Corp.	2.2

Material Fund Change [Text Block]
C000008144
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 782,971,172
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$782,971,172
# of Portfolio Holdings	124
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	6.9%
Information Technology	8.1%
Industrials	9.4%
Health Care	15.8%
Financials	27.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	3.8%
Alphabet, Inc., Class A	2.5
Citigroup, Inc.	2.3
American International Group, Inc.	2.2
Bank of New York Mellon Corp.	2.2

Material Fund Change [Text Block]
C000008150
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
AssetsNet	$ 818,913,372
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$818,913,372
# of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	11.0%
Financials	12.1%
Communication Services	15.1%
Consumer Discretionary	16.5%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Amazon.com, Inc.	8.1%
Microsoft Corp.	6.7
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class C	5.0
Apple, Inc.	4.5

Material Fund Change [Text Block]
C000008149
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 818,913,372
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$818,913,372
# of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	11.0%
Financials	12.1%
Communication Services	15.1%
Consumer Discretionary	16.5%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Amazon.com, Inc.	8.1%
Microsoft Corp.	6.7
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class C	5.0
Apple, Inc.	4.5

Material Fund Change [Text Block]
C000008155
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class A
Trading Symbol	PEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
AssetsNet	$ 278,339,076
Holdings Count | Holding	180
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$278,339,076
# of Portfolio Holdings	180
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Information Technology	8.5%
Consumer Discretionary	15.4%
Financials	17.6%
Industrials	24.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

UGI Corp.	1.5%
Capri Holdings Ltd.	1.5
Alcoa Corp.	1.4
First American Financial Corp.	1.2
Amdocs Ltd.	1.1

Material Fund Change [Text Block]
C000008154
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 278,339,076
Holdings Count | Holding	180
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$278,339,076
# of Portfolio Holdings	180
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Information Technology	8.5%
Consumer Discretionary	15.4%
Financials	17.6%
Industrials	24.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

UGI Corp.	1.5%
Capri Holdings Ltd.	1.5
Alcoa Corp.	1.4
First American Financial Corp.	1.2
Amdocs Ltd.	1.1

Material Fund Change [Text Block]
C000008160
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PQUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.26%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
AssetsNet	$ 276,811,291
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$276,811,291
# of Portfolio Holdings	345
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.9%
Consumer Discretionary	11.6%
Industrials	19.7%
Health Care	24.0%
Information Technology	26.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Grand Canyon Education, Inc.	2.0%
Freshpet, Inc.	2.0
Kinsale Capital Group, Inc.	1.6
Globant SA	1.6
SPS Commerce, Inc.	1.5

Material Fund Change [Text Block]
C000008159
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
AssetsNet	$ 276,811,291
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$276,811,291
# of Portfolio Holdings	345
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.9%
Consumer Discretionary	11.6%
Industrials	19.7%
Health Care	24.0%
Information Technology	26.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Grand Canyon Education, Inc.	2.0%
Freshpet, Inc.	2.0
Kinsale Capital Group, Inc.	1.6
Globant SA	1.6
SPS Commerce, Inc.	1.5

Material Fund Change [Text Block]
C000008165
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name	Class A
Trading Symbol	PWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 675,893,047
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Material Fund Change [Text Block]
C000008164
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name	Class P
Trading Symbol	PCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 675,893,047
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Material Fund Change [Text Block]
C000228111
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name	Class P2
Trading Symbol	PWITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 675,893,047
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Material Fund Change [Text Block]
C000008170
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name	Class A
Trading Symbol	PWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
AssetsNet	$ 395,845,879
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

Material Fund Change [Text Block]
C000008169
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P
Trading Symbol	PCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 395,845,879
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

Material Fund Change [Text Block]
C000228112
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P2
Trading Symbol	PWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 395,845,879
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

Material Fund Change [Text Block]
C000016586
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Real Estate Securities Investments
Class Name	Class A
Trading Symbol	PREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 56,068,628
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$56,068,628
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
Germany	2.1%
Japan	4.9%
United Kingdom	6.0%
Australia	7.5%
United States	78.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	8.8%
Equinix, Inc.	5.5
Goodman Group	4.5
Digital Realty Trust, Inc.	3.6
Ventas, Inc.	3.6

Material Fund Change [Text Block]
C000016590
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Real Estate Securities Investments
Class Name	Class P
Trading Symbol	PREQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 56,068,628
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$56,068,628
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
Germany	2.1%
Japan	4.9%
United Kingdom	6.0%
Australia	7.5%
United States	78.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	8.8%
Equinix, Inc.	5.5
Goodman Group	4.5
Digital Realty Trust, Inc.	3.6
Ventas, Inc.	3.6

Material Fund Change [Text Block]
C000016591
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name	Class A
Trading Symbol	PASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.83%
AssetsNet	$ 324,857,432
Holdings Count | Holding	2,214
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Material Fund Change [Text Block]
C000016595
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name	Class P
Trading Symbol	PASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
AssetsNet	$ 324,857,432
Holdings Count | Holding	2,214
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Material Fund Change [Text Block]
C000228115
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name	Class P2
Trading Symbol	PAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 324,857,432
Holdings Count | Holding	2,214
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Material Fund Change [Text Block]